Fair value of financial instruments - Fair value, assets measure on recurring basis, unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net unrealized gain on mortgage loans	$ 0	$ 7,165	$ 8,293
Fair value, inputs, level 3 [Member] | Loans receivable [Member] | Residential mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		87,670	0
Investment in mortgage loans		79,908	168,165
Net unrealized gain on mortgage loans		7,165	8,293
Net realized gain on mortgage loans		1,719	2,106
Mortgage loan dispositions and repayments		(8,699)	(10,645)
Transfer of mortgage loans to real estate owned		(4,243)	(4,399)
Ending balance		163,520	163,520
Net unrealized gain on mortgage loans		7,165	8,293
Accumulated net unrealized gains on mortgage loans at fair value still held		$ 8,293	$ 8,293